NONCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Dividend Received and Equity Earnings
The Company's dividends received from nonconsolidated affiliates is shown in the following table:

Dividends Received from Nonconsolidated Affiliates	2024	2023	2022
(In millions) For the years ended December 31,
Dividends from nonconsolidated affiliates	$73	$71	$103